Note 18 - Segmented Information (Details) - Information by Geographic Segment - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Revenue
United States	$ 4,093,781	$ 8,769,693	$ 1,527,474
	4,093,781	8,769,693	1,527,474
Total assets
Canada	5,224,299	7,875,035
Total property and equipment
Canada	1,759,438	1,618,897
UNITED STATES
Revenue
United States	4,093,781	8,769,693	1,527,474
CANADA
Total assets
Canada	5,224,299	7,875,035	4,379,501
Total property and equipment
Canada	$ 1,759,438	$ 1,618,897	$ 1,231,309